Financial income (expense), net	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial income (expense), net
Note 11. Financial income (expense), net
11.1 Interest income

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Financial interest	1,235	809	65

Total interest income	1,235	809	65

11.2 Interest expense

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Borrowings interest (Note 18.2)	(21,879)	(28,886)	(50,660)

Total interest expense	(21,879)	(28,886)	(50,660)

11.3 Other financial income (expense)

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Amortized cost (Note 18.2)	(1,810)	(2,365)	(4,164)
Changes in the fair value of warrants (Note 18.5.1)	—	(30,350)	(2,182)
Net changes in foreign exchange rate	18,458	33,263	14,328
Discount of assets and liabilities at present value	2,137	(2,561)	(2,300)
Changes in the fair value of financial assets	19,437	(17,599)	5,061
Interest expense on lease liabilities (Note 15)	(2,894)	(1,925)	(1,079)
Discount for well plugging and abandonment (Note 22.1)	(2,387)	(2,444)	(2,546)
Remeasurement in borrowings (1)	(72,044)	(52,817)	(19,163)
Other (2)	(26,381)	9,242	4,851

Total other financial income (expense)	(65,484)	(67,556)	(7,194)

(1)	Related to corporate bonds (“ON” by its Spanish acronym) in UVA adjusted by CER (Note 18.2).
(2)	For the years ended December 31, 2023 and 2022, including 819 and 2,515 from loss for ON swapping, respectively (Notes 18.1 and 18.2).